Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 17,286,374	$ 18,662,765	$ 17,901,845
Investment in securities at fair value through profit or loss	1,018,322	186,284	550,068
Investment in securities at fair value through other comprehensive income	937,715	315,761	0
Derivative financial instruments		18,098	6,570
Accounts receivable, net	4,366,019	3,867,110	3,486,354
Due from related parties	686	13,674	99
Inventories	5,688,338	4,710,207	4,575,596
Current biological assets	2,012,668	2,043,237	2,073,526
Prepaid expenses and other current assets	1,221,255	1,227,196	1,131,870
Assets held for sale	54,630	52,916	49,068
Total currents assets	32,586,007	31,097,248	29,774,996
Non-current assets:
Property, plant and equipment, net	19,733,822	18,556,646	18,018,176
Right-of-use assets	678,845	822,732	0
Non-current biological assets	1,991,530	1,818,911	1,721,728
Deferred income tax	261,934	245,272	103,826
Goodwill	1,650,716	1,578,994	1,631,771
Intangible assets	753,224	772,640	949,355
Other non-current assets	818,922	810,048	665,742
Total non-currents assets	25,888,993	24,605,243	23,090,598
Total assets	58,475,000	55,702,491	52,865,594
Current liabilities:
Short-term debt	848,061	3,440,399	3,427,820
Current portion of long-term debt	209,499	0	64,973
Derivative financial instruments	194,181	0	0
Trade payable and other accounts payable	5,753,137	5,158,827	5,196,347
Lease liabilities	278,981	149,538	0
Income tax payable	815,082	82,665	248,290
Due to related parties	80,842	76,704	147,514
Total current liabilities	8,179,783	8,908,133	9,084,944
Long term liabilities:
Long-term debt, excluding current installments	1,460,405	1,488,208	1,544,807
Lease liabilities	440,730	653,512	0
Deferred income tax	3,874,980	3,904,493	3,767,320
Employee benefits	592,294	487,810	302,818
Total long term liabilities	6,368,409	6,534,023	5,614,945
Total liabilities	14,548,192	15,442,156	14,699,889
Equity:
Capital stock	1,174,432	1,174,432	1,174,432
Share premium	413,423	414,516	414,470
Reserve for repurchase of shares	1,266,469	1,308,367	562,047
Retained earnings	39,607,821	36,424,411	34,792,320
Effects of derivatives classified as hedging instruments	(267,352)	(19,771)	(307)
Foreign currency translation reserve	1,391,534	1,073,925	1,273,671
Actuarial remeasurements, net	(268,692)	(195,905)	(120,378)
Equity attributable to controlling interest	43,317,635	40,179,975	38,096,255
Non-controlling interest	609,173	80,360	69,450
Total equity	43,926,808	40,260,335	38,165,705
Commitments
Contingencies
Susequent events		0	0
Total liabilities and equity	$ 58,475,000	$ 55,702,491	$ 52,865,594